Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Aug. 20, 2018
Entity Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Aug. 20, 2018
Document Effective Date	Aug. 20, 2018
Prospectus Date	Sep. 01, 2017
Private Capital Management Value Fund | Class I
Prospectus [Line Items]
Trading Symbol	VFPIX
Private Capital Management Value Fund | Class A
Prospectus [Line Items]
Trading Symbol	VFPAX